Income Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Weighted Average Number of Common Shares Outstanding

The weighted average number of common shares outstanding is calculated as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Weighted average shares outstanding - basic	51,244	48,974	51,832	48,844
Effect of dilutive stock-based compensation	504	675	533	654
Effect of convertible notes	7,464	2,803	7,682	1,904
Effect of common stock warrants	5,678	722	5,940	—

Weighted average shares outstanding - diluted	64,890	53,174	65,987	51,402